Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants to the Company’s executive officers, the Compensation Committee’s practice is to approve them at its meeting in January of each year as part of the annual compensation review. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires, transitions or for retentive purposes. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates.
During 2025, no stock option grants were made to any of our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.

Award Timing Method	The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants to the Company’s executive officers, the Compensation Committee’s practice is to approve them at its meeting in January of each year as part of the annual compensation review. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires, transitions or for retentive purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires, transitions or for retentive purposes. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates.